Customers and Other Financing and Non-Financing Accounts Receivable - Additional Information (Detail) - MXN ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Trade and other receivables [abstract]
Financing receivable, individually evaluated for impairment	$ (898,072)	$ (827,739)